CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Number of Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 335	$ 104,923	$ 392	$ (77,124)	$ 659	$ 29,185
Balance, shares at Dec. 31, 2017	31,392,040
Share-based compensation to employees		898				898
Exercise of warrants	$ 13	787				800
Exercise of warrants, shares	1,454,546
Issuance of shares, net of issuance costs of $248	$ 37	12,215				12,252
Issuance of shares, net of issuance costs of $248, shares	4,545,454
Exercise of option	$ 1	(1)
Exercise of option, shares	124,851
Net income (loss)				163	(386)	(223)
Transaction with non-controlling interest		(254)			(546)	(800)
Other comprehensive loss			(172)		(79)	(251)
Balance at Dec. 31, 2018	$ 386	118,568	220	(76,961)	(352)	41,861
Balance, shares at Dec. 31, 2018	37,516,891
Share-based compensation to employees		558				558
Issuance of shares	$ 4	1,496				1,500
Issuance of shares, shares	550,133
Net income (loss)				(1,049)	(309)	(1,358)
Other comprehensive loss			(220)			(220)
Balance at Jun. 30, 2019	$ 390	$ 120,622		$ (78,010)	$ (661)	$ 42,341
Balance, shares at Jun. 30, 2019	38,067,024